Trade and other payables (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables
Trade payables	£ 143,400,000	£ 155,983,000
Other payables	22,297,000	8,526,000
Accrued expenses	61,990,000	70,638,000
Social security and other taxes	32,491,000	32,268,000
Total trade and other payables	260,178,000	267,415,000
Less: non-current portion
Trade payables	66,778,000	50,065,000
Other payables	739,000	1,257,000
Non-current trade and other payables	67,517,000	51,322,000
Current trade and other payables	192,661,000	216,093,000
Transfer fees and other associated costs	136,309,000	149,134,000
Liabilities from share-based payment transactions	616,000	1,259,000
Deferred VAT payments	9,965,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	145,775,000	158,464,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	66,778,000	50,065,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	40,228,000	26,396,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 26,550,000	£ 23,669,000